Quarterly Holdings Report
for
Fidelity® Series International Growth Fund
July 31, 2024
GSV-S-NPRT3-0924
1.907949.114
Common Stocks - 97.7%
	Shares	Value ($)
Belgium - 0.3%
Azelis Group NV	2,591,810	49,087,262
Canada - 3.3%
CAE, Inc. (a)	3,657,000	66,536,660
Canadian Pacific Kansas City Ltd.	4,067,140	341,066,504
Franco-Nevada Corp.	847,528	109,218,254
TOTAL CANADA		516,821,418
China - 0.4%
PDD Holdings, Inc. ADR (a)	517,200	66,661,908
Denmark - 6.3%
Novo Nordisk A/S Series B	7,520,700	996,439,341
Finland - 0.5%
Kone OYJ (B Shares)	1,693,334	86,425,922
France - 12.0%
Airbus Group NV	2,213,300	334,931,467
Edenred SA	3,674,255	153,133,571
Lectra	1,008,988	28,446,008
Legrand SA	2,190,344	236,659,947
LVMH Moet Hennessy Louis Vuitton SE	720,623	508,300,374
Safran SA	2,848,800	625,860,500
TOTAL FRANCE		1,887,331,867
Germany - 5.8%
Deutsche Borse AG	866,945	177,523,062
SAP SE	3,446,300	728,617,839
TOTAL GERMANY		906,140,901
Hong Kong - 0.2%
AIA Group Ltd.	5,265,301	35,218,866
India - 1.2%
HDFC Bank Ltd.	3,368,296	65,090,563
Jio Financial Services Ltd.	1,953,400	7,664,024
Reliance Industries Ltd.	1,825,000	65,626,963
Reliance Industries Ltd. GDR (b)	592,300	42,704,830
TOTAL INDIA		181,086,380
Israel - 0.1%
NICE Ltd. sponsored ADR (a)(c)	79,937	14,468,597
Italy - 1.2%
Interpump Group SpA	1,638,820	71,121,879
Prada SpA	15,613,000	112,708,320
TOTAL ITALY		183,830,199
Japan - 9.5%
Azbil Corp.	4,640,305	135,921,086
DENSO Corp.	6,020,720	98,733,866
Hoya Corp.	1,136,300	142,379,310
Keyence Corp.	972,387	425,186,316
Komatsu Ltd.	2,383,200	67,748,596
Misumi Group, Inc.	3,474,806	64,541,555
OSG Corp.	1,844,246	25,600,678
Recruit Holdings Co. Ltd.	7,017,205	402,389,631
SHO-BOND Holdings Co. Ltd.	1,979,900	76,497,188
USS Co. Ltd.	6,347,658	57,457,523
TOTAL JAPAN		1,496,455,749
Netherlands - 8.3%
Aalberts Industries NV	656,963	25,098,237
ASML Holding NV (Netherlands)	1,172,446	1,079,182,173
BE Semiconductor Industries NV	691,935	89,225,079
IMCD NV	728,954	104,925,093
TOTAL NETHERLANDS		1,298,430,582
Spain - 0.6%
Amadeus IT Holding SA Class A	1,424,964	93,671,242
Sweden - 7.2%
ASSA ABLOY AB (B Shares)	7,688,037	234,133,838
Atlas Copco AB (A Shares)	31,374,044	558,384,522
Autoliv, Inc.	1,054,134	106,615,113
Epiroc AB (A Shares)	10,445,055	194,960,991
Lagercrantz Group AB (B Shares)	2,542,500	42,876,732
TOTAL SWEDEN		1,136,971,196
Switzerland - 2.3%
Schindler Holding AG:
(participation certificate)	241,748	64,723,190
(Reg.)	146,322	38,424,632
UBS Group AG	8,415,875	255,616,323
TOTAL SWITZERLAND		358,764,145
Taiwan - 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	17,005,885	498,251,655
United Kingdom - 9.6%
3i Group PLC	1,724,200	69,365,826
BAE Systems PLC	17,162,000	286,229,789
Compass Group PLC	11,980,900	368,952,021
InterContinental Hotel Group PLC ADR	2,742,830	277,930,964
London Stock Exchange Group PLC	1,998,000	243,208,018
Rightmove PLC	5,220,961	38,673,429
Sage Group PLC	7,391,500	103,193,272
Spectris PLC	3,021,278	117,996,040
TOTAL UNITED KINGDOM		1,505,549,359
United States of America - 25.7%
CRH PLC	6,655,540	570,379,778
Experian PLC	7,438,489	351,136,820
GE Vernova LLC	848,200	151,183,168
Linde PLC	1,351,001	612,678,954
Marsh & McLennan Companies, Inc.	1,574,331	350,398,851
MasterCard, Inc. Class A	552,131	256,028,666
Microsoft Corp.	425,300	177,924,255
Moody's Corp.	668,359	305,092,516
Nestle SA (Reg. S)	2,337,720	236,793,862
Otis Worldwide Corp.	1,161,700	109,780,650
PriceSmart, Inc.	406,772	37,150,487
S&P Global, Inc.	614,680	297,953,836
Sherwin-Williams Co.	957,241	335,800,143
Visa, Inc. Class A	942,070	250,279,737
TOTAL UNITED STATES OF AMERICA		4,042,581,723
TOTAL COMMON STOCKS (Cost $9,193,236,889)		15,354,188,312

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
China - 0.2%
ByteDance Ltd. Series E1 (a)(d)(e) (Cost $18,859,141)	172,113	39,555,010

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	435,914,049	436,001,232
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	17,840,341	17,842,125
TOTAL MONEY MARKET FUNDS (Cost $453,843,357)		453,843,357

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $9,665,939,387)	15,847,586,679
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(130,048,972)
NET ASSETS - 100.0%	15,717,537,707

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,704,830 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,555,010 or 0.3% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ByteDance Ltd. Series E1	11/18/20	18,859,141

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	270,608,875	2,568,897,138	2,403,533,153	13,254,005	28,372	-	436,001,232	0.9%
Fidelity Securities Lending Cash Central Fund 5.39%	67,864,785	1,116,195,738	1,166,218,398	160,848	-	-	17,842,125	0.1%
Total	338,473,660	3,685,092,876	3,569,751,551	13,414,853	28,372	-	453,843,357

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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